Supplemental Financial Information (Detail) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 28, 2014	Mar. 29, 2013	Mar. 28, 2014	Mar. 29, 2013	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011
Supplemental Cash Flow Information [Abstract]
Interest Paid			$ 192,700,000	$ 237,500,000	$ 350,600,000	$ 422,500,000	$ 386,400,000
Income taxes paid			43,600,000	52,400,000	74,800,000	82,500,000	64,900,000
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Accumulated Other Comprehensive Income (Loss), Pension Plan Adjustment, net of Tax	(30,800,000)		(30,800,000)		(30,523,000)	(50,268,000)
Accumulated Other Comprehensive Income (Loss), Foreign Currency Translation Adjustment, Net of Tax	2,300,000		2,300,000		3,287,000	20,429,000
Accumulated Other Comprehensive Income (Loss), Cash Flow Hedges, Net of Tax	(22,300,000)		(22,300,000)		(23,994,000)	(33,106,000)
Accumulated Other Comprehensive Income (Loss), Share of Equity Method Investee, Net of Tax	(8,000,000)		(8,000,000)		(7,995,000)	(10,800,000)
Other Comprehensive Income (Loss), Tax [Abstract]
Foreign Currency Translation Adjustment, net of tax	1,430,000	2,707,000	4,027,000	7,021,000	13,690,000	2,684,000	(5,515,000)
Cash flow hedges, net of tax	1,654,000	(1,690,000)	(1,343,000)	(5,536,000)	(5,776,000)	(22,197,000)	(36,050,000)
Pension Plan Adjustments, net of tax	$ 82,000	$ 294,000	$ 166,000	$ 611,000	$ (10,198,000)	$ 8,646,000	$ 2,207,000